Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Preferred Stock	Common Stock	Surplus	Retained Earnings	Other Comprehensive Income (Loss)	Treasury Stock	Total
Balance at Dec. 31, 2012		$ 95,725	$ 163,287	$ 1,369,543	$ 65,662	$ (258,509)	$ 1,435,708
Balance (in shares) at Dec. 31, 2012	95,725
Increase (decrease) in shareholders' equity
Net Income				126,351			126,351
Dividends:
Cash ($.58, $.43 and $.40 per share) for the year ended December 31, 2015, 2014 and 2013, respectively)				(28,894)			(28,894)
Exercise of stock options		19	246				265
Options exercised (in shares)	19
Stock compensation expense recognized in earnings			414				414
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					(109,436)		(109,436)
Balance at Dec. 31, 2013		95,744	163,947	1,467,000	(43,774)	(258,509)	1,424,408
Balance (in shares) at Dec. 31, 2013	95,744
Increase (decrease) in shareholders' equity
Net Income				153,151			153,151
Dividends:
Cash ($.58, $.43 and $.40 per share) for the year ended December 31, 2015, 2014 and 2013, respectively)				(34,762)			(34,762)
Purchase of treasury stock (261,079, 787,387 and 95,466 shares) for the years ended December 31, 2015, 2014 and 2013, respectively)						(18,923)	(18,923)
Exercise of stock options		40	515				555
Options exercised (in shares)	40
Stock compensation expense recognized in earnings			1,058				1,058
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					55,171		55,171
Balance at Dec. 31, 2014		95,784	165,520	1,585,389	11,397	(277,432)	1,580,658
Balance (in shares) at Dec. 31, 2014	95,784
Increase (decrease) in shareholders' equity
Net Income				136,726			136,726
Dividends:
Cash ($.58, $.43 and $.40 per share) for the year ended December 31, 2015, 2014 and 2013, respectively)				(38,515)			(38,515)
Purchase of treasury stock (261,079, 787,387 and 95,466 shares) for the years ended December 31, 2015, 2014 and 2013, respectively)						(6,678)	(6,678)
Exercise of stock options		82	1,288				1,370
Options exercised (in shares)	82
Stock compensation expense recognized in earnings			1,172				1,172
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					(9,230)		(9,230)
Balance at Dec. 31, 2015		$ 95,866	$ 167,980	$ 1,683,600	$ 2,167	$ (284,110)	$ 1,665,503
Balance (in shares) at Dec. 31, 2015	95,866